Components of Share-based Compensation Expense (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jul. 01, 2012	Jun. 30, 2013	Jul. 01, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense-direct	$ 20	$ 6	$ 31	$ 12	$ 28	$ 19	$ 16
Share-based compensation expense-indirect	0	3	0	5	5	6	6
Share-based compensation expense-total	20	9	31	17	33	25	22
Tax benefit for share-based compensation expense					(10)	(6)	(7)
Share-based compensation expense, net of tax					23	19	15
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense-direct	2	0	4	0	13	8	7
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense-direct	1	0	2	0	12	10	8
TSRU/PSA expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense-direct					3	1	1
Pfizer Stock Benefit Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense-direct	$ 17	$ 6	$ 25	$ 12